Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (4.3%)
	Carpenter Technology Corp.	42,135	9,902
	Mueller Industries Inc.	90,503	7,047
	Balchem Corp.	28,303	4,718
	Cabot Corp.	46,453	3,470
	Sensient Technologies Corp.	35,000	3,309
	UFP Industries Inc.	29,553	2,883
	Hawkins Inc.	16,961	2,264
*	Uranium Energy Corp.	360,219	2,136
	Innospec Inc.	18,605	1,583
*	Constellium SE	113,303	1,375
*	Ingevity Corp.	31,858	1,318
	Materion Corp.	16,973	1,314
	Quaker Chemical Corp.	12,097	1,312
	Kaiser Aluminum Corp.	13,128	953
*	Century Aluminum Co.	46,186	715
	Orion SA	49,855	543
*	Ivanhoe Electric Inc.	73,134	537
*	Perpetua Resources Corp.	36,868	513
*,1	ASP Isotopes Inc.	47,811	361
	Sylvamo Corp.	6,604	350
*,1	Encore Energy Corp.	116,450	234
*	Ur-Energy Inc.	282,295	231
*	GrafTech International Ltd.	208,548	208
*	MAC Copper Ltd.	12,986	158
*	Dakota Gold Corp.	36,596	112
	Stepan Co.	1,944	106
	Omega Flex Inc.	3,087	101
*	Contango ORE Inc.	3,640	71
*	Northwest Pipe Co.	1,336	52
	Northern Technologies International Corp.	6,982	50
*	LanzaTech Global Inc.	99,605	28
*	Piedmont Lithium Inc.	4,358	27
*,1	Critical Metals Corp.	7,446	10
			47,991
Consumer Discretionary (10.6%)
*	Brinker International Inc.	34,812	6,010
*	Stride Inc.	37,278	5,643
*	Shake Shack Inc. Class A	33,320	4,325
*	Boot Barn Holdings Inc.	25,928	4,156
*	Frontdoor Inc.	67,477	3,712
*	Abercrombie & Fitch Co. Class A	43,433	3,409
	Kontoor Brands Inc.	48,237	3,309
*	Cavco Industries Inc.	7,048	3,056
*	Dorman Products Inc.	22,647	2,928
	Cinemark Holdings Inc.	76,733	2,591
	Cheesecake Factory Inc.	42,313	2,334
*	Hilton Grand Vacations Inc.	60,815	2,321
	Interparfums Inc.	15,988	2,178
*	ACV Auctions Inc. Class A	129,839	2,127
*	Laureate Education Inc.	92,144	2,073
*	Peloton Interactive Inc. Class A	286,229	2,032
	Six Flags Entertainment Corp.	60,477	2,030
*	Visteon Corp.	23,944	2,021
	LCI Industries	21,699	1,891
*	Atlanta Braves Holdings Inc. Class C	43,875	1,782
	Acushnet Holdings Corp.	24,355	1,662
	OneSpaWorld Holdings Ltd.	87,891	1,658
	Steven Madden Ltd.	62,439	1,539
*	Hanesbrands Inc.	309,096	1,530

		Shares	Market Value ($000)
	PriceSmart Inc.	13,866	1,497
*	Champion Homes Inc.	22,200	1,452
*	Universal Technical Institute Inc.	40,756	1,448
	Worthington Enterprises Inc.	24,503	1,443
	American Eagle Outfitters Inc.	123,400	1,352
*	Arlo Technologies Inc.	85,519	1,225
*	Sweetgreen Inc. Class A	89,036	1,195
	Wolverine World Wide Inc.	69,450	1,185
	Buckle Inc.	27,028	1,152
	Super Group SGHC Ltd.	131,091	1,146
*	United Parks & Resorts Inc.	25,502	1,142
*	Urban Outfitters Inc.	15,577	1,089
	Upbound Group Inc.	46,939	1,077
*	Coursera Inc.	120,353	1,065
*	IMAX Corp.	37,505	1,044
*	Sonos Inc.	94,602	972
	Papa John's International Inc.	21,063	953
	Red Rock Resorts Inc. Class A	19,576	941
	Monarch Casino & Resort Inc.	11,223	940
*	Driven Brands Holdings Inc.	52,420	934
	HNI Corp.	19,853	924
*	Rush Street Interactive Inc.	66,509	844
	Camping World Holdings Inc. Class A	49,092	798
*	Adtalem Global Education Inc.	6,037	797
*,2	XPEL Inc.	22,095	795
*	Gentherm Inc.	26,918	737
*	QuinStreet Inc.	47,104	719
	John Wiley & Sons Inc. Class A	18,031	705
*	Tri Pointe Homes Inc.	23,637	697
*	Revolve Group Inc.	33,564	691
	Academy Sports & Outdoors Inc.	15,466	633
*	Dave & Buster's Entertainment Inc.	27,531	605
*	Global Business Travel Group I	94,324	589
*	Udemy Inc.	79,634	583
	Build-A-Bear Workshop Inc.	10,925	558
*	Everi Holdings Inc.	38,547	544
*	Accel Entertainment Inc.	46,933	527
*	First Watch Restaurant Group Inc.	33,592	519
*	Dream Finders Homes Inc. Class A	24,467	510
*	Mister Car Wash Inc.	71,840	509
*	Pursuit Attractions & Hospitality Inc.	17,884	499
	Oxford Industries Inc.	9,032	485
*	Portillo's Inc. Class A	38,228	459
*	Thryv Holdings Inc.	33,323	443
*	Liquidity Services Inc.	18,775	439
*	Green Brick Partners Inc.	7,488	438
*	PlayAGS Inc.	34,995	428
	KB Home	7,725	398
*	BJ's Restaurants Inc.	8,810	393
	Sinclair Inc.	28,001	393
*	Atlanta Braves Holdings Inc. Class A	9,045	393
	Carriage Services Inc.	9,017	392
*	Kura Sushi USA Inc. Class A	5,898	390
*	Daily Journal Corp.	869	366
*	GigaCloud Technology Inc. Class A	20,524	360
*	RealReal Inc.	62,141	351
*	Arhaus Inc.	38,327	344
*	Victoria's Secret & Co.	16,066	341
	Jack in the Box Inc.	16,573	314
	Global Industrial Co.	11,913	310
	Bloomin' Brands Inc.	35,654	272
*	Central Garden & Pet Co. Class A	8,158	261
	Sonic Automotive Inc. Class A	3,709	259
*	Potbelly Corp.	24,018	256
	Cracker Barrel Old Country Store Inc.	4,278	246
*	Lindblad Expeditions Holdings Inc.	22,258	234
	Nathan's Famous Inc.	2,172	232
	Krispy Kreme Inc.	74,835	216
*	Savers Value Village Inc.	20,237	203
	Cricut Inc. Class A	33,337	202

		Shares	Market Value ($000)
	International Game Technology plc	13,237	195
*	Xponential Fitness Inc. Class A	21,335	192
*	Sun Country Airlines Holdings Inc.	16,282	189
*	Sabre Corp.	70,562	178
	PROG Holdings Inc.	5,847	169
*	Gambling.com Group Ltd.	14,280	168
	Century Communities Inc.	2,997	155
	RCI Hospitality Holdings Inc.	3,748	151
*	KinderCare Learning Cos. Inc.	12,303	151
*	Inspired Entertainment Inc.	19,190	150
*	Frontier Group Holdings Inc.	36,898	148
	Sturm Ruger & Co. Inc.	4,030	146
*	European Wax Center Inc. Class A	25,820	131
*	Lovesac Co.	6,571	126
*	Madison Square Garden Entertainment Corp.	3,392	126
*	Denny's Corp.	31,715	121
	Caleres Inc.	8,664	117
*	Nerdy Inc.	67,987	116
*,1	Wheels Up Experience Inc.	77,696	102
	Interface Inc.	4,897	98
*	Turtle Beach Corp.	8,267	95
*,1	Torrid Holdings Inc.	17,693	91
*	National Vision Holdings Inc.	4,434	88
	Townsquare Media Inc. Class A	11,488	79
	J Jill Inc.	4,795	77
*	ThredUP Inc. Class A	10,535	76
*	Corsair Gaming Inc.	8,327	73
*	Leslie's Inc.	97,320	73
*,1	Livewire Group Inc.	16,119	73
*,1	Luminar Technologies Inc.	19,282	69
*	Cardlytics Inc.	37,473	68
*	LGI Homes Inc.	1,280	64
*	ONE Group Hospitality Inc.	17,953	62
*	Integral Ad Science Holding Corp.	7,441	61
*	Stagwell Inc.	13,474	60
*	Genesco Inc.	2,595	56
*	Tile Shop Holdings Inc.	8,730	56
*	Webtoon Entertainment Inc.	5,942	52
	Rocky Brands Inc.	2,253	51
*	Clear Channel Outdoor Holdings Inc.	39,976	43
*	LiveOne Inc.	55,907	41
*	Central Garden & Pet Co.	1,089	39
	Dine Brands Global Inc.	1,632	39
*	Holley Inc.	18,233	35
*,1	Golden Matrix Group Inc.	18,127	34
*	American Public Education Inc.	1,120	33
*	Landsea Homes Corp.	2,930	33
	Smith & Wesson Brands Inc.	3,115	30
	Arko Corp.	6,768	29
	Marine Products Corp.	3,345	28
*	1-800-Flowers.com Inc. Class A	5,305	26
*	Figs Inc. Class A	5,876	26
*,1	Blink Charging Co.	35,923	25
*	Hovnanian Enterprises Inc. Class A	263	24
	CompX International Inc.	814	21
*	Boston Omaha Corp. Class A	1,284	19
	Entravision Communications Corp. Class A	8,706	18
	Superior Group of Cos. Inc.	1,857	18
*	United Homes Group Inc.	5,875	18
*	MNTN Inc. Class A	656	17
*	Reservoir Media Inc.	1,026	8
*	SES AI Corp.	8,596	8
	Virco Mfg. Corp.	802	7
			118,042
Consumer Staples (3.5%)
*	Sprouts Farmers Market Inc.	88,224	15,250
	WD-40 Co.	11,934	2,908
	Lancaster Colony Corp.	17,136	2,869
*	Simply Good Foods Co.	80,845	2,790

		Shares	Market Value ($000)
*	Chefs' Warehouse Inc.	31,168	1,988
	J & J Snack Foods Corp.	13,349	1,537
	Energizer Holdings Inc.	63,137	1,471
*	Vita Coco Co. Inc.	34,340	1,222
	WK Kellogg Co.	57,392	971
	Turning Point Brands Inc.	12,867	956
*	Vital Farms Inc.	29,624	943
	National Beverage Corp.	20,561	930
	Primo Brands Corp.	26,129	864
	Utz Brands Inc.	39,337	520
*	SunOpta Inc.	82,561	515
	John B Sanfilippo & Son Inc.	7,845	488
*	Herbalife Ltd.	58,988	461
	MGP Ingredients Inc.	12,389	365
*	Mama's Creations Inc.	28,793	239
	Cal-Maine Foods Inc.	2,271	218
*,1	Westrock Coffee Co.	31,575	217
*,1	Beyond Meat Inc.	52,260	153
*	Honest Co. Inc.	29,638	149
	Andersons Inc.	3,460	123
*	Beauty Health Co.	65,068	106
	Natural Grocers by Vitamin Cottage Inc.	2,085	102
	Oil-Dri Corp. of America	1,859	93
*	Lifeway Foods Inc.	3,916	89
*	Brookfield Realty Capital Corp. Class A	41,936	75
	Calavo Growers Inc.	2,339	64
*	Guardian Pharmacy Services Inc. Class A	2,789	59
*	Mission Produce Inc.	4,679	52
*	Veru Inc.	85,322	43
*,1	Forafric Global plc	4,719	37
*	Nature's Sunshine Products Inc.	2,225	34
*	GrowGeneration Corp.	7,119	8
			38,909
Energy (3.6%)
*	NEXTracker Inc. Class A	93,982	5,328
	ChampionX Corp.	167,120	4,023
	Archrock Inc.	146,265	3,642
	Magnolia Oil & Gas Corp. Class A	140,319	3,017
	Cactus Inc. Class A	58,453	2,397
	Noble Corp. plc	76,081	1,885
*	Tidewater Inc.	42,669	1,694
*	Oceaneering International Inc.	88,433	1,686
*	Valaris Ltd.	34,463	1,296
*	Sable Offshore Corp.	44,145	1,270
*	Centrus Energy Corp. Class A	9,014	1,144
*	Gulfport Energy Corp.	5,757	1,102
*	Alpha Metallurgical Resources Inc.	9,613	1,077
*	Array Technologies Inc.	133,595	882
*	American Superconductor Corp.	30,577	864
*	NextDecade Corp.	101,148	838
	Atlas Energy Solutions Inc.	65,049	790
*	Shoals Technologies Group Inc. Class A	146,739	693
*	Kosmos Energy Ltd.	409,295	679
	CVR Energy Inc.	26,756	626
	Core Laboratories Inc.	41,087	442
	SM Energy Co.	16,921	396
*	Seadrill Ltd.	16,847	391
	Kodiak Gas Services Inc.	10,805	382
	Crescent Energy Co. Class A	37,297	313
*	TETRA Technologies Inc.	109,843	294
	Delek US Holdings Inc.	15,061	290
*	Fluence Energy Inc.	54,035	254
	Ramaco Resources Inc. Class A	24,101	218
*	Helix Energy Solutions Group Inc.	24,093	149
	World Kinect Corp.	5,208	143
	Kinetik Holdings Inc.	3,189	142
	Northern Oil & Gas Inc.	5,148	137
*,1	ChargePoint Holdings Inc.	196,916	137
*	Ameresco Inc. Class A	9,411	130

		Shares	Market Value ($000)
[1]	W&T Offshore Inc.	85,579	127
*	REX American Resources Corp.	2,919	123
*	Montauk Renewables Inc.	57,733	106
	Liberty Energy Inc.	7,898	92
	Flowco Holdings Inc. Class A	4,411	76
*	Empire Petroleum Corp.	13,643	67
*	Nabors Industries Ltd. (XNYS)	2,534	65
*	BKV Corp.	2,674	57
*	EVgo Inc.	14,046	55
*,1	Plug Power Inc.	58,502	52
	Berry Corp.	20,166	48
*	Natural Gas Services Group Inc.	1,959	47
*	Infinity Natural Resources Inc. Class A	2,487	41
	Riley Exploration Permian Inc.	1,455	37
	Evolution Petroleum Corp.	7,298	33
	Diversified Energy Co. plc	2,064	29
*	DMC Global Inc.	4,257	27
	VAALCO Energy Inc.	8,568	27
	Ramaco Resources Inc. Class B	3,301	25
*	Drilling Tools International Corp.	6,051	16
*	SolarMax Technology Inc.	11,513	13
*	Verde Clean Fuels Inc.	3,058	11
			39,925
Financials (8.0%)
	Hamilton Lane Inc. Class A	34,734	5,175
	FirstCash Holdings Inc.	33,707	4,312
	First Financial Bankshares Inc.	114,020	4,020
*	Clearwater Analytics Holdings Inc. Class A	173,335	4,004
	Selective Insurance Group Inc.	45,324	3,989
*	Palomar Holdings Inc.	22,774	3,905
	Piper Sandler Cos.	15,215	3,826
	Moelis & Co. Class A	61,913	3,536
	StepStone Group Inc. Class A	58,332	3,375
*	Upstart Holdings Inc.	70,148	3,309
	PJT Partners Inc. Class A	20,405	3,074
*	MARA Holdings Inc.	194,761	2,750
*	Mr. Cooper Group Inc.	20,243	2,622
*	Oscar Health Inc. Class A	179,029	2,471
*	Baldwin Insurance Group Inc.	59,027	2,274
	Victory Capital Holdings Inc. Class A	36,081	2,237
	Artisan Partners Asset Management Inc. Class A	55,273	2,228
	Goosehead Insurance Inc. Class A	19,665	2,129
*	Bancorp Inc.	38,022	1,943
	Cohen & Steers Inc.	24,119	1,853
*	Dave Inc.	7,017	1,409
	Walker & Dunlop Inc.	20,410	1,398
*	Trupanion Inc.	28,829	1,361
	Federal Agricultural Mortgage Corp. Class C	7,124	1,328
*	Lemonade Inc.	37,596	1,260
	PennyMac Financial Services Inc.	12,864	1,235
	HCI Group Inc.	7,242	1,222
	WisdomTree Inc.	117,454	1,109
*	Triumph Financial Inc.	17,687	1,022
*	Root Inc. Class A	7,554	990
	ServisFirst Bancshares Inc.	12,555	935
*	Coastal Financial Corp.	10,334	908
	Virtus Investment Partners Inc.	4,814	822
	Perella Weinberg Partners	45,249	786
	Live Oak Bancshares Inc.	26,351	723
	Acadian Asset Management Inc.	23,674	713
	Patria Investments Ltd. Class A	50,576	644
*	Porch Group Inc.	69,079	630
*	Skyward Specialty Insurance Group Inc.	7,670	486
	Esquire Financial Holdings Inc.	5,300	481
	Pathward Financial Inc.	5,937	463
*	World Acceptance Corp.	2,734	422
	GCM Grosvenor Inc. Class A	32,812	414
*	Axos Financial Inc.	5,108	355
	AMERISAFE Inc.	7,166	340

		Shares	Market Value ($000)
	Nicolet Bankshares Inc.	2,766	339
	P10 Inc. Class A	30,610	332
*	StoneX Group Inc.	3,766	319
*	Riot Platforms Inc.	36,182	292
*	LendingTree Inc.	8,200	287
	Diamond Hill Investment Group Inc.	1,943	275
	BancFirst Corp.	2,104	260
	First BanCorp (XNYS)	11,157	223
	OppFi Inc.	16,614	211
*	NMI Holdings Inc.	5,076	202
	Mercury General Corp.	2,903	187
*	Open Lending Corp.	89,373	160
*	Kingsway Financial Services Inc.	11,116	143
*	SiriusPoint Ltd.	7,159	140
	Crawford & Co. Class A	13,275	138
*	Bowhead Specialty Holdings Inc.	3,656	136
	Greene County Bancorp Inc.	6,118	133
	KKR Real Estate Finance Trust Inc.	13,705	122
	City Holding Co.	970	114
	Tiptree Inc.	5,090	113
	Universal Insurance Holdings Inc.	3,792	103
	American Coastal Insurance Corp.	9,173	99
	Peoples Financial Services Corp.	1,955	94
*	First Foundation Inc.	15,841	82
	Lakeland Financial Corp.	1,347	81
	First Internet Bancorp	3,095	75
*,1	B Riley Financial Inc.	17,755	54
	Shore Bancshares Inc.	3,474	50
	Investors Title Co.	192	45
	USCB Financial Holdings Inc.	2,520	42
*	First Western Financial Inc.	1,959	41
	Metrocity Bankshares Inc.	1,260	35
	Angel Oak Mortgage REIT Inc.	3,452	32
	AG Mortgage Investment Trust Inc.	4,368	30
	F&G Annuities & Life Inc.	871	28
	Mid Penn Bancorp Inc.	966	26
	Value Line Inc.	648	25
	Regional Management Corp.	906	24
	Alerus Financial Corp.	1,148	24
*	Columbia Financial Inc.	1,455	21
	First Business Financial Services Inc.	378	18
	Citizens Financial Services Inc.	284	17
*	American Integrity Insurance Group Inc.	930	15
*	Prairie Operating Co.	3,598	14
	Bank7 Corp.	178	7
	MarketWise Inc.	287	5
*,1	Roadzen Inc.	2,288	2
			89,703
Health Care (23.3%)
*	Insmed Inc.	151,009	10,530
*	Hims & Hers Health Inc.	169,279	9,574
*	HealthEquity Inc.	75,144	7,560
	Ensign Group Inc.	48,605	7,158
*	Halozyme Therapeutics Inc.	109,242	6,125
*	Blueprint Medicines Corp.	55,703	5,645
*	Corcept Therapeutics Inc.	70,824	5,493
*	Merit Medical Systems Inc.	50,097	4,761
*	Lantheus Holdings Inc.	60,307	4,557
*	Madrigal Pharmaceuticals Inc.	15,749	4,335
*	Alkermes plc	141,020	4,317
*	TG Therapeutics Inc.	122,296	4,294
*	Guardant Health Inc.	104,808	4,257
*	Glaukos Corp.	42,880	4,043
*	ADMA Biologics Inc.	201,216	3,992
*	iRhythm Technologies Inc.	27,382	3,847
*	Revolution Medicines Inc.	97,317	3,834
*	TransMedics Group Inc.	28,728	3,652
*	Vaxcyte Inc.	108,832	3,536
*	Axsome Therapeutics Inc.	32,268	3,393

		Shares	Market Value ($000)
*	RadNet Inc.	57,943	3,331
*	Avidity Biosciences Inc.	99,571	3,085
*	Haemonetics Corp.	43,483	2,944
*	Rhythm Pharmaceuticals Inc.	47,985	2,943
*	SpringWorks Therapeutics Inc.	60,245	2,814
*	Krystal Biotech Inc.	21,746	2,739
*	Bridgebio Pharma Inc.	76,770	2,629
*	CorVel Corp.	23,313	2,594
*	Catalyst Pharmaceuticals Inc.	99,071	2,473
*	Protagonist Therapeutics Inc.	52,068	2,472
*	PTC Therapeutics Inc.	50,743	2,462
*	Crinetics Pharmaceuticals Inc.	80,456	2,455
*	Integer Holdings Corp.	20,479	2,432
*	Arcellx Inc.	38,363	2,381
*	Option Care Health Inc.	70,566	2,306
*	Nuvalent Inc. Class A	30,831	2,300
*	PROCEPT BioRobotics Corp.	39,074	2,266
*	ACADIA Pharmaceuticals Inc.	104,923	2,263
*	Waystar Holding Corp.	52,270	2,090
*	Privia Health Group Inc.	90,518	2,060
*	BioCryst Pharmaceuticals Inc.	180,739	1,943
*	Scholar Rock Holding Corp.	63,297	1,836
*	Novocure Ltd.	93,156	1,780
*	Vericel Corp.	42,955	1,774
*	Arrowhead Pharmaceuticals Inc.	104,421	1,678
*	Soleno Therapeutics Inc.	22,379	1,642
*	Warby Parker Inc. Class A	77,479	1,640
*	Amicus Therapeutics Inc.	256,646	1,558
*	Mirum Pharmaceuticals Inc.	34,742	1,545
	CONMED Corp.	26,987	1,532
*	Twist Bioscience Corp.	51,851	1,519
*	Ideaya Biosciences Inc.	75,578	1,503
*	UFP Technologies Inc.	6,352	1,488
	LeMaitre Vascular Inc.	17,743	1,458
	Concentra Group Holdings Parent Inc.	66,467	1,438
*	Progyny Inc.	65,448	1,407
*	Tarsus Pharmaceuticals Inc.	32,559	1,398
*,1	Summit Therapeutics Inc. (XNMS)	76,182	1,388
*	Alignment Healthcare Inc.	87,558	1,346
*	Arcutis Biotherapeutics Inc.	94,029	1,226
*	Kymera Therapeutics Inc.	41,068	1,217
*	Apogee Therapeutics Inc.	33,144	1,214
*	Phreesia Inc.	49,019	1,200
*	Harmony Biosciences Holdings Inc.	33,336	1,150
*	BrightSpring Health Services Inc.	47,913	1,141
*	Tandem Diabetes Care Inc.	57,440	1,138
*	Alphatec Holdings Inc.	91,058	1,132
*	Biohaven Ltd.	75,125	1,113
*	Ocular Therapeutix Inc.	138,302	1,108
	Select Medical Holdings Corp.	64,773	990
	US Physical Therapy Inc.	13,086	981
*	Astrana Health Inc.	37,699	935
*	Brookdale Senior Living Inc.	143,488	934
*	AtriCure Inc.	26,999	933
*	Kiniksa Pharmaceuticals International plc	33,651	921
*	Edgewise Therapeutics Inc.	64,366	919
*,1	Recursion Pharmaceuticals Inc. Class A	219,934	919
*	Celldex Therapeutics Inc.	46,101	912
*	Dynavax Technologies Corp.	92,295	904
*	Dyne Therapeutics Inc.	73,104	874
*	Amneal Pharmaceuticals Inc.	116,762	855
*	Amphastar Pharmaceuticals Inc.	33,106	851
*	Liquidia Corp.	55,441	827
*	Denali Therapeutics Inc.	62,297	825
*	Pennant Group Inc.	28,552	820
*	Collegium Pharmaceutical Inc.	28,053	817
*	Artivion Inc.	26,422	782
*	STAAR Surgical Co.	43,280	771
*	Novavax Inc.	104,362	766
*	Syndax Pharmaceuticals Inc.	71,869	758

		Shares	Market Value ($000)
*	Ardelyx Inc.	205,774	755
*	Immunovant Inc.	50,767	754
*	Evolent Health Inc. Class A	100,980	752
*	Harrow Inc.	26,717	751
*	MannKind Corp.	180,900	751
*	Vera Therapeutics Inc.	39,641	751
*	Avadel Pharmaceuticals plc	80,838	736
*	CG oncology Inc.	28,687	735
*	Aurinia Pharmaceuticals Inc.	85,953	674
*	ANI Pharmaceuticals Inc.	11,467	673
*	Addus HomeCare Corp.	6,036	669
*	Viridian Therapeutics Inc.	47,905	667
*	Janux Therapeutics Inc.	27,665	658
*	ARS Pharmaceuticals Inc.	43,045	621
*	BioLife Solutions Inc.	28,182	617
*	Xeris Biopharma Holdings Inc.	122,658	606
*	agilon health Inc.	269,859	599
*	CorMedix Inc.	48,411	588
*	Praxis Precision Medicines Inc.	15,083	581
*	SI-BONE Inc.	29,218	552
*	Geron Corp. (XNGS)	360,000	547
*	Akero Therapeutics Inc.	10,955	544
*	Immunome Inc.	62,012	543
*	Enliven Therapeutics Inc.	30,337	539
*	RxSight Inc.	32,261	493
*	Nurix Therapeutics Inc.	45,390	482
*	Niagen Bioscience Inc.	43,309	469
*,1	Mind Medicine MindMed Inc.	64,246	466
*	Evolus Inc.	48,902	449
*	WaVe Life Sciences Ltd.	72,289	434
*	Arcus Biosciences Inc.	47,549	425
*	AnaptysBio Inc.	18,909	420
*	Iovance Biotherapeutics Inc.	240,191	420
*	Taysha Gene Therapies Inc.	153,327	416
*	Keros Therapeutics Inc.	28,941	410
	iRadimed Corp.	7,041	408
*	Cogent Biosciences Inc.	74,634	406
*	Arvinas Inc.	56,186	405
*	Axogen Inc.	37,094	404
*	KalVista Pharmaceuticals Inc.	34,086	402
*	Arbutus Biopharma Corp.	119,461	401
*	Kura Oncology Inc.	64,717	368
*	Cullinan Therapeutics Inc.	40,581	351
*	AdaptHealth Corp.	38,735	348
*	Talkspace Inc.	107,535	343
*	PACS Group Inc.	34,329	341
*	LifeStance Health Group Inc.	56,006	333
*	ArriVent Biopharma Inc.	14,930	317
*	MiMedx Group Inc.	49,046	315
*	Stoke Therapeutics Inc.	31,417	300
*	Cytokinetics Inc.	9,292	288
*	Celcuity Inc.	26,877	286
*	Pulse Biosciences Inc.	16,014	277
*,1	ImmunityBio Inc.	103,727	276
*	Day One Biopharmaceuticals Inc.	42,855	273
*	Capricor Therapeutics Inc.	27,173	269
*	Trevi Therapeutics Inc.	39,956	260
*	Verastem Inc.	33,930	255
*,1	Sana Biotechnology Inc.	115,623	251
*	Treace Medical Concepts Inc.	42,675	245
*	LifeMD Inc.	19,845	242
*	Semler Scientific Inc.	5,887	235
*,1	Nano-X Imaging Ltd.	45,529	233
*	Community Health Systems Inc.	59,632	231
*	Rigel Pharmaceuticals Inc.	11,785	226
*	Surmodics Inc.	7,739	225
*	Arcturus Therapeutics Holdings Inc.	17,848	224
*	Maravai LifeSciences Holdings Inc. Class A	96,576	217
*	Xencor Inc.	27,023	216
*,1	Ocugen Inc.	252,975	212

		Shares	Market Value ($000)
*	Zevra Therapeutics Inc.	24,774	212
*,1	Humacyte Inc.	79,104	211
*	Ardent Health Partners Inc.	14,408	209
	HealthStream Inc.	7,290	204
*,1	Metsera Inc.	7,609	203
*	Cerus Corp.	157,819	200
*	Viemed Healthcare Inc.	30,007	200
*	Savara Inc.	84,466	193
*	OptimizeRx Corp.	15,566	189
*	EyePoint Pharmaceuticals Inc.	26,125	189
*,1	Altimmune Inc.	33,783	183
*,1	MediWound Ltd.	8,138	179
	National Research Corp.	13,182	178
	SIGA Technologies Inc.	29,809	178
*	CareDx Inc.	9,940	169
*	Rocket Pharmaceuticals Inc.	67,405	169
*	Aveanna Healthcare Holdings Inc.	31,502	168
*	NeuroPace Inc.	12,406	164
*	Astria Therapeutics Inc.	34,386	164
*	Teladoc Health Inc.	23,481	162
*	Tyra Biosciences Inc.	17,115	156
*	Y-mAbs Therapeutics Inc.	32,667	150
*	MeiraGTx Holdings plc	27,660	142
*	Absci Corp.	51,998	138
*	Fulcrum Therapeutics Inc.	19,874	137
*,1	Candel Therapeutics Inc.	24,875	136
*	ADC Therapeutics SA	43,082	133
*	Beta Bionics Inc.	7,703	133
*,1	Anavex Life Sciences Corp.	17,328	130
*	Avita Medical Inc.	22,728	128
*	scPharmaceuticals Inc.	34,376	125
*	LivaNova plc	2,858	124
*	Accuray Inc.	79,625	122
*	Ceribell Inc.	7,253	122
*	Castle Biosciences Inc.	7,396	118
*	Pulmonx Corp.	33,712	115
*	Sight Sciences Inc.	31,069	115
*	UroGen Pharma Ltd.	26,185	111
*	Regulus Therapeutics Inc.	13,973	111
*	XOMA Royalty Corp.	4,448	110
	Phibro Animal Health Corp. Class A	4,387	107
*	Lineage Cell Therapeutics Inc.	159,773	106
*	Inmode Ltd.	7,233	106
*	ORIC Pharmaceuticals Inc.	12,552	103
*	Sanara Medtech Inc.	3,546	103
*	Disc Medicine Inc.	2,194	102
*	GeneDx Holdings Corp.	1,430	102
*	Joint Corp.	9,434	101
*	Supernus Pharmaceuticals Inc.	3,160	100
*	Prothena Corp. plc	21,714	100
*	InfuSystem Holdings Inc.	17,055	99
*	Perspective Therapeutics Inc.	38,120	98
*	Stereotaxis Inc.	45,658	97
*	Alector Inc.	71,662	95
*	Neurogene Inc.	5,407	92
*	4D Molecular Therapeutics Inc.	25,112	91
*	Tango Therapeutics Inc.	40,774	91
*	Bicara Therapeutics Inc.	9,520	88
*,1	Inmune Bio Inc.	11,830	87
*	CVRx Inc.	13,057	87
*,1	Cartesian Therapeutics Inc.	9,009	86
*	Mineralys Therapeutics Inc.	5,393	84
*	Septerna Inc.	9,032	84
*	Larimar Therapeutics Inc.	36,782	83
*	Innoviva Inc.	4,200	82
*	Inhibrx Biosciences Inc.	5,862	79
*	Upstream Bio Inc.	8,531	79
*	Bioventus Inc. Class A	12,056	78
*	Pacira BioSciences Inc.	2,964	77
*	Biote Corp. Class A	21,896	76

		Shares	Market Value ($000)
*	Cassava Sciences Inc.	36,244	73
*	Zenas Biopharma Inc.	7,560	72
*	Cardiff Oncology Inc.	19,974	68
*	Rapport Therapeutics Inc.	8,232	68
*	MBX Biosciences Inc.	5,456	68
*	NeoGenomics Inc.	9,127	66
*	Owens & Minor Inc.	10,027	66
*	Achieve Life Sciences Inc.	18,300	66
*	MacroGenics Inc.	44,813	61
*	Standard BioTools Inc.	57,993	59
*,1	Prime Medicine Inc.	48,908	58
*,1	ProKidney Corp.	78,078	56
*	Akebia Therapeutics Inc.	18,066	55
*	Foghorn Therapeutics Inc.	13,498	55
*	Neumora Therapeutics Inc.	76,079	54
*	AirSculpt Technologies Inc.	11,948	53
*	Jasper Therapeutics Inc.	9,679	53
*	Omeros Corp.	16,682	52
*,1	Greenwich Lifesciences Inc.	5,255	52
*	Sonida Senior Living Inc.	2,147	52
*	Lexeo Therapeutics Inc.	19,290	52
*	Black Diamond Therapeutics Inc.	23,128	51
	Embecta Corp.	4,865	51
*	Spyre Therapeutics Inc.	3,275	50
*	Aquestive Therapeutics Inc.	17,645	48
*	Olema Pharmaceuticals Inc.	9,055	48
*	Corbus Pharmaceuticals Holdings Inc.	6,378	47
*	Zura Bio Ltd.	44,589	45
*,1	Maze Therapeutics Inc.	4,452	45
*	Actinium Pharmaceuticals Inc.	28,296	44
*	Enhabit Inc.	4,144	44
*	Puma Biotechnology Inc.	12,563	41
*	Sera Prognostics Inc. Class A	25,534	40
*	Esperion Therapeutics Inc.	46,010	39
*	Alumis Inc.	11,097	39
*,1	Biomea Fusion Inc.	24,717	36
*	Fractyl Health Inc.	19,089	36
*	Kyverna Therapeutics Inc.	14,105	36
*	Fennec Pharmaceuticals Inc.	4,292	35
*	CervoMed Inc.	4,722	34
*,1	Phathom Pharmaceuticals Inc.	7,663	33
*	Zynex Inc.	13,662	32
*	TScan Therapeutics Inc.	22,105	32
*	Akoya Biosciences Inc.	24,233	30
*	Alto Neuroscience Inc.	10,708	28
*	Ironwood Pharmaceuticals Inc.	42,780	26
*	Orchestra BioMed Holdings Inc.	9,288	26
*	Dianthus Therapeutics Inc.	1,507	26
*	Hinge Health Inc. Class A	659	26
*	Metagenomi Inc.	14,977	25
*	BioAge Labs Inc.	6,185	24
*	Anika Therapeutics Inc.	2,064	23
*	Lexicon Pharmaceuticals Inc.	36,742	23
*	Innovage Holding Corp.	5,532	23
*	Anteris Technologies Global Corp.	5,540	23
*	Shattuck Labs Inc.	21,532	22
*	DocGo Inc.	15,707	22
*	Coherus Biosciences Inc.	26,846	21
*	Renovaro Inc.	66,341	21
*	Quanterix Corp.	4,117	21
*	Contineum Therapeutics Inc. Class A	5,744	21
*	Codexis Inc.	8,381	19
*	Heron Therapeutics Inc.	10,313	19
*	Applied Therapeutics Inc.	54,238	19
*	PepGen Inc.	12,855	19
*	Telomir Pharmaceuticals Inc.	9,864	19
*	Artiva Biotherapeutics Inc.	9,939	19
*	Health Catalyst Inc.	4,845	18
*	Verrica Pharmaceuticals Inc.	35,446	18
*	Organogenesis Holdings Inc.	6,475	18

		Shares	Market Value ($000)
*,1,3	Tobira Therapeutics Inc. CVR	3,989	18
*	Cabaletta Bio Inc.	8,990	17
*	Korro Bio Inc.	1,520	17
*	Fibrobiologics Inc.	22,668	17
*	Tevogen Bio Holdings Inc.	12,797	17
*	X4 Pharmaceuticals Inc.	5,012	17
*	Mersana Therapeutics Inc.	45,657	16
*	IGM Biosciences Inc.	12,455	16
*	Atossa Therapeutics Inc.	20,307	16
*	Outlook Therapeutics Inc.	8,480	16
*	Ovid therapeutics Inc.	54,914	15
*	ALX Oncology Holdings Inc.	30,836	15
*	OmniAb Inc.	10,155	13
*	Cargo Therapeutics Inc.	3,174	13
*,3	Inhibrx Inc. CVR	20,465	13
*	Precigen Inc.	9,350	12
*	Terns Pharmaceuticals Inc.	3,597	11
*	HilleVax Inc.	6,011	11
*	Aldeyra Therapeutics Inc.	4,743	10
*	Boundless Bio Inc.	9,199	10
*	Werewolf Therapeutics Inc.	7,095	9
*	Elevation Oncology Inc.	29,580	9
*	908 Devices Inc.	1,487	8
*	Agenus Inc.	2,463	8
*	Kestra Medical Technologies Ltd.	375	8
*	Tenaya Therapeutics Inc.	14,229	7
*	CAMP4 Therapeutics Corp.	3,511	7
*	Galectin Therapeutics Inc.	4,626	6
*,1	ModivCare Inc.	4,931	6
*	Solid Biosciences Inc.	2,011	6
*	Quipt Home Medical Corp.	3,312	6
*	Gyre Therapeutics Inc.	632	6
*	Harvard Bioscience Inc.	9,948	5
*	Skye Bioscience Inc.	2,436	5
*	Aardvark Therapeutics Inc.	487	5
*	Sionna Therapeutics Inc.	353	5
*	Lyra Therapeutics Inc.	1,112	5
*	Climb Bio Inc.	1,596	2
	Jade Biosciences Inc.	337	2
*,3	Prevail Therapeutics CVR	58	—
*,3	OmniAb Inc. 12.5 Earnout	532	—
*,3	OmniAb Inc. 15 Earnout	532	—
*,1	Conduit Pharmaceuticals Inc.	8	—
			258,890
Industrials (25.9%)
	FTAI Aviation Ltd.	88,955	10,421
*	Rocket Lab Corp.	309,186	8,283
	Applied Industrial Technologies Inc.	33,681	7,629
	Badger Meter Inc.	25,732	6,387
*	ExlService Holdings Inc.	137,581	6,327
*	SPX Technologies Inc.	39,435	5,998
*	Chart Industries Inc.	37,653	5,906
	Watts Water Technologies Inc. Class A	23,981	5,806
*	Dycom Industries Inc.	24,873	5,719
*	Fluor Corp.	137,099	5,701
	Federal Signal Corp.	52,673	4,955
*	Sterling Infrastructure Inc.	26,139	4,914
*	Knife River Corp.	49,805	4,687
	Moog Inc. Class A	24,527	4,545
	CSW Industrials Inc.	14,671	4,486
*	AeroVironment Inc.	24,573	4,375
	Zurn Elkay Water Solutions Corp.	119,386	4,321
*	ACI Worldwide Inc.	92,364	4,273
*	Construction Partners Inc. Class A	40,489	4,239
*	Itron Inc.	35,755	4,133
*	Modine Manufacturing Co.	45,263	4,110
	Maximus Inc.	50,025	3,627
	Franklin Electric Co. Inc.	39,683	3,428
*	Verra Mobility Corp.	144,373	3,414

		Shares	Market Value ($000)
	Exponent Inc.	44,284	3,381
	Mueller Water Products Inc. Class A	136,127	3,339
	Installed Building Products Inc.	20,798	3,317
	Kadant Inc.	10,276	3,226
	Brink's Co.	38,413	3,152
	Primoris Services Corp.	43,188	3,114
	Herc Holdings Inc.	24,972	3,097
*	CBIZ Inc.	41,987	3,033
*	Bloom Energy Corp. Class A	160,960	2,973
*	Joby Aviation Inc.	378,698	2,961
*	OSI Systems Inc.	13,094	2,869
	Granite Construction Inc.	31,807	2,845
*	Remitly Global Inc.	130,784	2,794
*	Aurora Innovation Inc.	454,183	2,752
	Leonardo DRS Inc.	64,405	2,724
*	Archer Aviation Inc. Class A	267,381	2,698
	EnerSys	31,671	2,649
	Atmus Filtration Technologies Inc.	73,392	2,644
	H&E Equipment Services Inc.	25,967	2,458
	Patrick Industries Inc.	28,415	2,440
	McGrath RentCorp.	21,380	2,403
	Griffon Corp.	34,518	2,373
	TriNet Group Inc.	28,026	2,332
*	GMS Inc.	30,783	2,331
	Argan Inc.	11,054	2,325
*	Huron Consulting Group Inc.	15,405	2,200
*	MYR Group Inc.	14,000	2,196
*	WNS Holdings Ltd.	37,672	2,185
*	RXO Inc.	139,914	2,173
*	Kratos Defense & Security Solutions Inc.	57,468	2,120
	Enerpac Tool Group Corp.	47,705	2,046
	Insperity Inc.	31,492	2,038
	EVERTEC Inc.	55,865	2,024
	ESCO Technologies Inc.	11,126	2,016
	Belden Inc.	18,978	2,015
	Atkore Inc.	30,427	1,981
	AZZ Inc.	21,302	1,932
*	Marqeta Inc. Class A	353,914	1,904
*	IES Holdings Inc.	7,198	1,869
	Alamo Group Inc.	8,989	1,780
*	StoneCo. Ltd. Class A	130,211	1,777
	Trinity Industries Inc.	65,628	1,689
*	Upwork Inc.	108,962	1,688
	Tecnoglass Inc.	19,652	1,683
*	NCR Atleos Corp.	63,114	1,673
*	AvidXchange Holdings Inc.	152,018	1,488
	ICF International Inc.	16,319	1,402
	Boise Cascade Co.	16,042	1,394
	Powell Industries Inc.	8,175	1,386
	REV Group Inc.	35,085	1,315
	ArcBest Corp.	20,595	1,291
	Otter Tail Corp.	16,246	1,254
*	Payoneer Global Inc.	180,629	1,230
	Standex International Corp.	7,774	1,173
*	Sezzle Inc.	10,879	1,161
*	Limbach Holdings Inc.	8,938	1,146
*	Flywire Corp.	105,637	1,136
	CRA International Inc.	5,769	1,096
*,1	Enovix Corp.	143,867	1,096
*	Blue Bird Corp.	28,122	1,088
*	Legalzoom.com Inc.	110,321	1,007
*	Janus International Group Inc.	119,932	980
	United States Lime & Minerals Inc.	9,210	947
*	Donnelley Financial Solutions Inc.	15,813	862
	Napco Security Technologies Inc.	30,796	859
	Barrett Business Services Inc.	20,377	842
	HB Fuller Co.	13,511	754
	PagSeguro Digital Ltd. Class A	84,295	751
*	Gibraltar Industries Inc.	12,736	746
	Cadre Holdings Inc.	22,779	746

		Shares	Market Value ($000)
*	Transcat Inc.	8,053	704
*	AMN Healthcare Services Inc.	33,153	700
*	CECO Environmental Corp.	25,588	688
	Gorman-Rupp Co.	18,334	669
	Lindsay Corp.	4,707	656
	Kforce Inc.	15,959	651
*	Evolv Technologies Holdings Inc.	115,739	632
*	Energy Recovery Inc.	49,675	626
	Helios Technologies Inc.	19,863	602
	Tennant Co.	7,361	548
*	Montrose Environmental Group Inc.	27,810	543
*	First Advantage Corp.	31,227	535
	Ardagh Metal Packaging SA	126,384	493
*	Vicor Corp.	11,008	480
	Douglas Dynamics Inc.	16,498	454
*	Mirion Technologies Inc.	23,489	449
*	ASGN Inc.	8,426	445
*	Cimpress plc	10,009	443
	Albany International Corp. Class A	6,660	440
	Pitney Bowes Inc.	42,524	438
	Cass Information Systems Inc.	10,091	427
	Myers Industries Inc.	32,467	412
*	Cantaloupe Inc.	48,485	406
	Hillenbrand Inc.	20,574	402
*	Byrna Technologies Inc.	14,955	399
[1]	FLEX LNG Ltd.	15,964	382
*	AAR Corp.	6,174	379
*	ZipRecruiter Inc. Class A	61,482	367
	Enpro Inc.	1,947	360
*	Graham Corp.	8,967	354
	Dorian LPG Ltd.	15,913	341
	JBT Marel Corp.	2,875	330
	VSE Corp.	2,462	320
*	Centuri Holdings Inc.	14,880	311
*	International Money Express Inc.	26,330	290
*	Bowman Consulting Group Ltd.	11,576	290
	LSI Industries Inc.	17,494	285
	Insteel Industries Inc.	7,401	259
*	CompoSecure Inc. Class A	18,695	256
*,1	Eve Holding Inc.	45,846	248
	Hyster-Yale Inc.	6,083	244
	Apogee Enterprises Inc.	6,102	236
*	Franklin Covey Co.	9,825	230
*	Distribution Solutions Group Inc.	8,104	221
*	Hillman Solutions Corp.	29,406	213
*	Target Hospitality Corp.	28,824	211
	SFL Corp. Ltd.	24,005	206
*	NV5 Global Inc.	9,191	203
*,1	Spire Global Inc.	19,507	202
*	PureCycle Technologies Inc.	20,274	193
*	CryoPort Inc.	31,229	188
	Karat Packaging Inc.	5,988	188
	Werner Enterprises Inc.	6,908	179
*	Priority Technology Holdings Inc.	19,419	166
	Mesa Laboratories Inc.	1,494	150
	Heartland Express Inc.	16,641	149
*	Himalaya Shipping Ltd.	24,368	146
	Marten Transport Ltd.	10,674	139
*	Performant Healthcare Inc.	43,206	133
*	Paysign Inc.	29,109	130
*	Custom Truck One Source Inc.	28,515	123
*	Smith-Midland Corp.	3,997	120
*	SoundThinking Inc.	7,683	119
	Alta Equipment Group Inc.	23,447	111
*	Sky Harbour Group Corp.	9,922	102
	Quad / Graphics Inc.	16,776	98
*	CPI Card Group Inc.	4,260	95
*	JELD-WEN Holding Inc.	25,571	93
	Park Aerospace Corp.	6,848	93
*	Taylor Devices Inc.	2,520	93

		Shares	Market Value ($000)
	EVI Industries Inc.	4,511	84
*	DXP Enterprises Inc.	938	78
*	Thermon Group Holdings Inc.	3,008	78
*,1	Redwire Corp.	5,284	76
*	Aspen Aerogels Inc.	11,713	67
*	CS Disco Inc.	16,121	64
*	VirTra Inc.	9,876	58
	Covenant Logistics Group Inc.	2,442	55
*	Resolute Holdings Management Inc.	1,611	55
	Universal Logistics Holdings Inc.	2,140	51
*	Proficient Auto Logistics Inc.	5,558	45
*	American Woodmark Corp.	779	44
*	Ispire Technology Inc.	17,022	43
*	Karman Holdings Inc.	983	42
*	Orion Group Holdings Inc.	4,942	41
	HireQuest Inc.	3,892	39
*	Hudson Technologies Inc.	5,315	38
*	Amprius Technologies Inc.	14,068	38
*	I3 Verticals Inc. Class A	1,139	28
	Miller Industries Inc.	619	28
*	374Water Inc.	59,760	26
	Allient Inc.	746	23
	Costamare Inc.	2,734	23
*	Intuitive Machines Inc.	1,798	21
	Preformed Line Products Co.	141	20
	Shyft Group Inc.	1,910	20
*	Mayville Engineering Co. Inc.	826	13
*	Atlanticus Holdings Corp.	254	12
*	Ultralife Corp.	1,135	8
*	PAMT Corp.	560	7
*	Virgin Galactic Holdings Inc.	2,166	7
*	Bridger Aerospace Group Holdings Inc.	2,817	5
*	Costamare Bulkers Holdings Ltd.	548	5
*,1	Solidion Technology Inc.	706	2
			288,085
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	9,451	2
*,1,3	GTX Inc. CVR	530	—
			2
Real Estate (1.5%)
	Ryman Hospitality Properties Inc.	51,360	4,988
*	Compass Inc. Class A	322,172	1,904
	St. Joe Co.	31,538	1,410
	Tanger Inc.	37,009	1,103
*	Redfin Corp.	106,455	1,064
	Outfront Media Inc.	49,520	818
	eXp World Holdings Inc.	71,674	611
	Phillips Edison & Co. Inc.	15,786	560
	Apartment Investment & Management Co. Class A	58,405	466
	Alexander's Inc.	1,876	422
	DigitalBridge Group Inc.	36,846	408
	CareTrust REIT Inc.	13,658	393
	Universal Health Realty Income Trust	9,343	371
*	Real Brokerage Inc.	87,903	362
	CBL & Associates Properties Inc.	13,169	332
	Saul Centers Inc.	8,286	279
	NETSTREIT Corp.	14,190	228
	UMH Properties Inc.	9,358	157
	Postal Realty Trust Inc. Class A	7,326	101
*	Maui Land & Pineapple Co. Inc.	6,191	98
	Gladstone Commercial Corp.	5,784	83
	Strawberry Fields REIT Inc.	8,083	82
	Smartstop Self Storage REIT Inc.	1,855	68
*	Forestar Group Inc.	1,940	37
	Armada Hoffler Properties Inc.	5,134	36
	Clipper Realty Inc.	9,313	35
	Community Healthcare Trust Inc.	1,936	32
*	Opendoor Technologies Inc.	29,560	19

		Shares	Market Value ($000)
*	Offerpad Solutions Inc.	1,549	2
			16,469
Technology (17.0%)
*	Credo Technology Group Holding Ltd.	124,218	7,572
*	Fabrinet	31,946	7,439
*	IonQ Inc.	177,980	7,180
*	Commvault Systems Inc.	35,670	6,533
*	Rambus Inc.	93,570	5,003
*	Box Inc. Class A	123,229	4,661
*	SPS Commerce Inc.	33,018	4,648
*	Varonis Systems Inc.	96,561	4,604
*	Q2 Holdings Inc.	51,557	4,512
*	Qualys Inc.	32,514	4,505
*	Novanta Inc.	31,432	3,892
	Advanced Energy Industries Inc.	32,817	3,767
*	Silicon Laboratories Inc.	28,082	3,385
*	Tenable Holdings Inc.	104,545	3,368
*	Sitime Corp.	16,289	3,194
*	Insight Enterprises Inc.	23,861	3,111
*	Workiva Inc.	44,782	3,013
*,1	SoundHound AI Inc. Class A	283,681	2,868
*	BlackLine Inc.	51,137	2,860
*	Freshworks Inc. Class A	181,302	2,768
*	C3.ai Inc. Class A	98,608	2,622
*	Intapp Inc.	46,757	2,577
	Power Integrations Inc.	49,599	2,467
*	Semtech Corp.	64,719	2,416
*	Cargurus Inc.	76,040	2,383
*	Alarm.com Holdings Inc.	41,498	2,382
	Progress Software Corp.	37,790	2,326
*	Impinj Inc.	20,062	2,289
*	Blackbaud Inc.	34,525	2,148
*	Yelp Inc.	55,777	2,129
*	Braze Inc. Class A	57,836	2,128
*	AvePoint Inc.	112,685	2,102
*	Agilysys Inc.	19,715	2,088
*,1	Cleanspark Inc.	241,482	2,084
*	Zeta Global Holdings Corp. Class A	156,348	2,054
*	FormFactor Inc.	67,906	2,027
	Clear Secure Inc. Class A	77,619	1,921
*	Vertex Inc. Class A	48,278	1,910
*	LiveRamp Holdings Inc.	56,387	1,837
*	PAR Technology Corp.	27,712	1,817
	CSG Systems International Inc.	25,288	1,671
*	DigitalOcean Holdings Inc.	58,171	1,646
*	Axcelis Technologies Inc.	28,595	1,611
*	Magnite Inc.	97,949	1,602
*	Alkami Technology Inc.	53,059	1,520
	Kulicke & Soffa Industries Inc.	45,695	1,469
*	D-Wave Quantum Inc.	86,758	1,417
*	Core Scientific Inc.	122,472	1,304
*	NCR Voyix Corp.	115,443	1,280
*	Asana Inc. Class A	71,082	1,273
*	Xometry Inc. Class A	38,356	1,272
*	Rapid7 Inc.	54,970	1,262
*	Appian Corp. Class A	35,234	1,110
*	ePlus Inc.	15,492	1,106
*	PagerDuty Inc.	75,894	1,082
	A10 Networks Inc.	62,024	1,071
*	Schrodinger Inc.	48,640	1,052
	Adeia Inc.	80,336	1,032
*	Sprout Social Inc. Class A	43,774	956
*	Innodata Inc.	23,660	934
*	Ambarella Inc.	17,716	933
*	Plexus Corp.	7,012	920
*	NextNav Inc.	69,992	878
*	Sprinklr Inc. Class A	102,059	861
*	Amplitude Inc. Class A	68,342	847
	CTS Corp.	20,483	833

		Shares	Market Value ($000)
*,1	Applied Digital Corp.	120,127	820
*	Veeco Instruments Inc.	41,087	793
	Sapiens International Corp. NV	26,932	773
*	Terawulf Inc.	218,622	772
*	Blend Labs Inc. Class A	209,808	768
*	Jamf Holding Corp.	72,786	764
*	MaxLinear Inc.	65,983	752
*	Ultra Clean Holdings Inc.	38,713	750
*	PROS Holdings Inc.	40,005	704
*	ACM Research Inc. Class A	30,903	697
*	Ibotta Inc. Class A	13,674	684
*	Fastly Inc. Class A	92,130	671
*	Couchbase Inc.	35,487	641
*	Yext Inc.	93,110	625
*	Grindr Inc.	21,480	525
*	Grid Dynamics Holdings Inc.	40,838	512
*	EverQuote Inc. Class A	21,962	506
*	N-able Inc.	63,377	494
	Hackett Group Inc.	20,006	491
*	PDF Solutions Inc.	27,227	482
*	Life360 Inc.	7,561	481
	OneSpan Inc.	30,157	480
	Red Violet Inc.	9,654	469
	Simulations Plus Inc.	13,890	442
*	PubMatic Inc. Class A	34,767	407
	Climb Global Solutions Inc.	3,677	405
*	Olo Inc. Class A	45,283	394
*	Domo Inc. Class B	30,378	386
*	Cipher Mining Inc.	119,228	372
*	Mitek Systems Inc.	39,140	368
*	Weave Communications Inc.	35,114	339
*	CEVA Inc.	17,318	325
*	NerdWallet Inc. Class A	30,686	323
*	SEMrush Holdings Inc. Class A	32,209	317
*	BigCommerce Holdings Inc. Series 1	62,447	315
	Shutterstock Inc.	16,742	309
*	Photronics Inc.	18,387	307
	NVE Corp.	4,185	298
*	Groupon Inc.	10,104	294
*	MeridianLink Inc.	17,292	289
*,1	BigBear.ai Holdings Inc.	67,558	281
*	Bandwidth Inc. Class A	19,571	274
*	Mediaalpha Inc. Class A	26,533	271
*,1	Aehr Test Systems	24,800	237
*	Backblaze Inc. Class A	40,189	229
*,1	CoreWeave Inc. Class A	2,023	225
	ReposiTrak Inc.	10,263	224
*	SkyWater Technology Inc.	23,826	215
*	Arteris Inc.	25,277	196
*	Diodes Inc.	4,230	188
*	TechTarget Inc.	23,143	187
*	Viant Technology Inc. Class A	13,225	182
*	Kaltura Inc.	85,289	181
*	Digimarc Corp.	12,557	164
*,1	Getty Images Holdings Inc.	87,754	156
*	Synaptics Inc.	2,561	150
*	Eventbrite Inc. Class A	61,411	145
*	Ichor Holdings Ltd.	9,107	144
*	Tucows Inc. Class A	6,971	135
*	EverCommerce Inc.	13,487	135
*,1	indie Semiconductor Inc. Class A	45,681	121
*,1	MicroVision Inc.	98,820	109
*	Vivid Seats Inc. Class A	67,522	105
*	AudioEye Inc.	7,259	89
*	Ouster Inc.	7,171	88
*	Everspin Technologies Inc.	14,630	82
*	eGain Corp.	15,118	81
*	Navitas Semiconductor Corp.	15,798	81
*	WM Technology Inc.	75,412	78
*	Daktronics Inc.	5,201	77

		Shares	Market Value ($000)
*	Rekor Systems Inc.	56,811	66
*,1	QuickLogic Corp.	12,227	63
*	FiscalNote Holdings Inc.	65,961	40
*	Bumble Inc. Class A	6,786	38
*	nLight Inc.	2,401	36
*,1	Airship AI Holdings Inc.	6,711	35
*	SailPoint Inc.	1,578	28
*	Silvaco Group Inc.	4,605	21
*	Rimini Street Inc.	6,064	18
*	1stdibs.com Inc.	6,484	16
*	DLH Holdings Corp.	2,793	14
*	System1 Inc.	21,840	8
*	GCT Semiconductor Holding Inc.	7,071	7
*,1	Zspace Inc.	1,595	7
			189,303
Telecommunications (1.1%)
	InterDigital Inc.	22,148	4,812
*	Calix Inc.	38,411	1,776
	Cogent Communications Holdings Inc.	38,642	1,766
*	Extreme Networks Inc.	60,345	946
*	Harmonic Inc.	96,627	872
*	Globalstar Inc.	35,949	664
	IDT Corp. Class B	9,583	590
*	Gogo Inc.	24,654	262
*	Anterix Inc.	7,924	211
*	8x8 Inc.	114,192	187
*	Lightwave Logic Inc.	107,453	105
*	fuboTV Inc.	22,961	84
*	Ooma Inc.	2,888	39
			12,314
Utilities (1.2%)
*	Casella Waste Systems Inc. Class A	54,658	6,406
*,1	NuScale Power Corp.	79,101	2,530
	American States Water Co.	18,605	1,467
	MGE Energy Inc.	13,651	1,233
	California Water Service Group	13,815	653
*	Perma-Fix Environmental Services Inc.	14,792	157
	Middlesex Water Co.	1,948	113
*	Cadiz Inc.	36,835	108
	Genie Energy Ltd. Class B	4,976	105
	Global Water Resources Inc.	10,112	103
*,1	NANO Nuclear Energy Inc.	3,419	103
	Consolidated Water Co. Ltd.	3,178	86
	York Water Co.	1,615	53
*	Quest Resource Holding Corp.	14,766	33
	Aris Water Solutions Inc. Class A	1,456	32
*	Arq Inc.	2,696	13
			13,195
Total Common Stocks (Cost $930,391)			1,112,828
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	401	3

		Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.342% (Cost $15,356)	153,613	15,360
Total Investments (101.4%) (Cost $945,747)			1,128,191
Other Assets and Liabilities—Net (-1.4%)			(15,619)
Net Assets (100%)			1,112,572
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,477.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $795, representing 0.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,432 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	11	1,138	(13)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	784	(4.333)	—	(79)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,112,795	—	33	1,112,828
Warrants	—	3	—	3
Temporary Cash Investments	15,360	—	—	15,360
Total	1,128,155	3	33	1,128,191
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(13)	—	—	(13)
Swap Contracts	—	(79)	—	(79)
Total	(13)	(79)	—	(92)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.